Organization and Business Operations and Going Concern (Details) - USD ($)																			1 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 01, 2023	Sep. 13, 2022	Sep. 13, 2022	Sep. 08, 2022	May 23, 2022	May 23, 2022	Apr. 05, 2022	Apr. 05, 2022	Apr. 05, 2022	Mar. 08, 2022	Mar. 08, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 07, 2022	Mar. 07, 2022	Mar. 04, 2021	Mar. 04, 2021	Mar. 04, 2021	Aug. 16, 2022	May 23, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 10, 2023	Oct. 11, 2023	Sep. 12, 2023	Aug. 11, 2023	Jul. 12, 2023	Jun. 12, 2023
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)																							750,000
Aggregate purchase price																									$ 25,000
Shares for cancellation (in Shares)	8,007,353
Initial public offering per share (in Dollars per share)																					$ 10.1		$ 10.1			$ 10
Generating gross proceeds		$ 115,000,000
Transaction costs																										$ 4,950,750
Deferred underwriting fees																										4,025,000
Other offering costs																										$ 925,750
Share price (in Dollars per share)																					$ 10.1		$ 10.1			$ 10.1
Aggregate fair market value, percentage																										80.00%
net proceeds																							$ 320,000	$ 116,150,000		$ 116,150,000
Maturity days																										185 years
Initial business combination																										$ 100,000
Stockholders price per share (in Dollars per share)																										$ 10.1
Percentage of public share																										100.00%
Taxes payable																										$ 100,000
Net tangible assets																										$ 5,000,001
Public share (in Dollars per share)																										$ 0.45
Interest to pay dissolution expenses																										$ 100,000
Percentage of public share																							100.00%			100.00%
Percentage of U.S. federal excise tax																					21.00%	21.00%	21.00%	21.00%		21.00%	21.00%
Gross proceeds																								$ 2,575,000		$ 2,575,000
Transaction costs			$ 4,950,750
Deferred underwriting fees		4,025,000	4,025,000
Other offering costs			925,750
Fair market value																					80.00%		80.00%
Percentage of interest		$ 100,000	$ 100,000																		$ 100,000		$ 100,000
Banking Regulation, Mortgage Banking, Net Worth, Minimum																					5,000,001		$ 5,000,001
Trust Account	$ 82,498,497
Deposited																														$ 80,000	$ 80,000	$ 80,000	$ 80,000
Excise tax																							1.00%
excise tax payable																					$ 824,985		$ 824,985
Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)																										750,000
Shares for cancellation (in Shares)														575,000
Share price (in Dollars per share)																										$ 0.009
Maximum [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Share price (in Dollars per share)																					$ 12		$ 12			$ 12
Inflation Reduction Act [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Percentage of U.S. federal excise tax																			1.00%
Percentage of fair market value																			1.00%
IPO [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Initial public offering value (in Shares)		11,500,000	11,500,000																				11,500,000			11,500,000
Initial public offering per share (in Dollars per share)		$ 10.1	$ 10.1
net proceeds		$ 116,150,000	$ 116,150,000
Percentage of interest																					$ 100,000		$ 100,000
Over-Allotment Option [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Initial public offering value (in Shares)		1,500,000	1,500,000																				1,500,000			1,500,000
Initial public offering per share (in Dollars per share)		$ 10	$ 10																		$ 10		$ 10
Generating gross proceeds			$ 115,000,000
Private Placement [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Initial public offering value (in Shares)			257,500																				257,500			257,500
Initial public offering per share (in Dollars per share)		$ 10	$ 10																		10		$ 10			$ 10
Generating gross proceeds																										$ 2,575,000
Gross proceeds			$ 2,575,000
Deposits [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Shares for cancellation (in Shares)	8,007,353
Share price (in Dollars per share)																					$ 0.05		$ 0.05			$ 0.05
Trust account																					$ 575,000		$ 575,000			$ 575,000
Trust Account	$ 82,498,497
Deposits [Member] | Maximum [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Share price (in Dollars per share)																					$ 0.45		$ 0.45
Trust account																					$ 5,175,000		$ 5,175,000			$ 5,175,000
Subsequent Event [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Deposited																												$ 80,000	$ 80,000
Investment Company [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
own or acquire																										50.00%
Investment Entity [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
own or acquire																					50.00%		50.00%
Sponsor [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)																	3,450,000
Initial public offering per share (in Dollars per share)																					$ 10.1		$ 10.1			$ 10.1
Sponsor [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)									141,624					708,738		3,450,000	3,450,000	3,450,000		57,500
Common stock shares subject to forfeiture (in Shares)														375,000		450,000	450,000
Aggregate purchase price																$ 25,000	$ 25,000	$ 25,000
Shares for cancellation (in Shares)													575,000	2,875,000	575,000
Founder shares outstanding (in Shares)													2,875,000	2,875,000	2,875,000						1,607,418		1,607,418
Share transferred (in Shares)					57,500	57,500	141,624	141,624	141,624	708,738	708,738	708,738								57,500
Sponsor [Member] | Maximum [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Initial public offering per share (in Dollars per share)																					$ 10.1		$ 10.1			$ 10.1
Sponsor [Member] | Maximum [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Common stock shares subject to forfeiture (in Shares)															375,000
Sponsor [Member] | Over-Allotment Option [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Common stock shares subject to forfeiture (in Shares)																		450,000
Sponsor [Member] | Over-Allotment Option [Member] | Maximum [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Common stock shares subject to forfeiture (in Shares)															375,000
Sponsor [Member] | Private Placement [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Initial public offering value (in Shares)																							212,500			215,500
Gross proceeds																							$ 2,125,000			$ 2,125,000
Investor [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)																										75,000
Ten Anchor Investors [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)				75,000																			75,000
Anchor Investors [Member] | Founder Shares [Member]
Organization and Business Operations and Going Concern (Details) [Line Items]
Aggregate of share (in Shares)				750,000																			750,000
Initial public offering per share (in Dollars per share)																					4.84		$ 4.84
Share price (in Dollars per share)				$ 0.009																	$ 0.009		$ 0.009
Founder shares outstanding (in Shares)																					750,000		750,000